              As filed with the Securities and Exchange Commission

                              on December 14, 2000

                            Securities Act File No.

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /   x   /
                                                                -------

   Pre-Effective Amendment No. /____/       Post-Effective Amendment No. /____/

                             KEMPER VARIABLE SERIES
               (Exact Name of Registrant as Specified in Charter)

           Two International Place, Boston, Massachusetts 02110-4103
              (Address of Principal Executive Offices) (Zip Code)

                       Philip J. Collora, Vice President
                                   Secretary
                             KEMPER VARIABLE SERIES
                           222 South Riverside Plaza
                               Chicago, IL 60606
                    (Name and Address of Agent for Service)

                                 (312) 781-1121
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

          Caroline Pearson, Esq.             Joseph R. Fleming, Esq.
          Scudder Kemper Investments, Inc.   Dechert
          Two International Place            Ten Post Office Square - South
          Boston, MA 02110-4103              Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                  Shares of Beneficial Interest (no par value)
          of Kemper Total Return Portfolio, a series of the Registrant

________________________________________________________________________________

   It is proposed that this filing will become effective on January 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                     PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

              NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS OF
           KEMPER HORIZON 5 PORTFOLIO, KEMPER HORIZON 10+ PORTFOLIO
                       AND KEMPER HORIZON 20+ PORTFOLIO

     Please take notice that a joint Special Meeting of Shareholders (the "Meeting") of Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio (each, a "Horizon Portfolio" and collectively, the "Horizon Portfolios"), each a series of Kemper Variable Series (the "Trust"), will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on March 14, 2001, at 3:30 p.m., Eastern time, for the following purposes:

     Proposal 1:  To elect Trustees of the Trust.

     Proposal 2:  To approve an Agreement and Plan of Reorganization (the
                  "Plan") as it relates to (i) the transfer of all or substantially all of the assets and all of the liabilities of Kemper Horizon 5 Portfolio to Kemper Total Return Portfolio, a series of Kemper Variable Series, (ii) the distribution to each shareholder of Kemper Horizon 5 Portfolio shares of beneficial interest of Kemper Total Return Portfolio in an amount equal in value to their shares of Kemper Horizon 5 Portfolio, and (iii) the termination of Kemper Horizon 5 Portfolio.

     Proposal 3:  To approve the Plan as it relates to (i) the transfer of all or substantially all of the assets and all of the liabilities of Kemper Horizon 10+ Portfolio to Kemper Total Return Portfolio, (ii) the distribution to each shareholder of Kemper Horizon 10+ Portfolio shares of beneficial interest of Kemper Total Return Portfolio in an amount equal in value to their shares of Kemper Horizon 10+ Portfolio, and (iii) the termination of Kemper Horizon 10+ Portfolio.

     Proposal 4:  To approve the Plan as it relates to (i) the transfer of all or substantially all of the assets and all of the liabilities of Kemper Horizon 20+ Portfolio to Kemper Total Return Portfolio, (ii) the distribution to each shareholder of Kemper Horizon 20+ Portfolio shares of beneficial interest of Kemper Total Return Portfolio in an amount equal in value to their shares of Kemper Horizon 20+ Portfolio, and (iii) the termination of Kemper Horizon 20+ Portfolio.

     Proposal 5:  To ratify the selection of Ernst & Young LLP as the independent auditors for each Horizon Portfolio for their current fiscal years.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of each Horizon Portfolio at the close of business on January 26, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Trust's (for a trust-wide vote) or the relevant Horizon Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                    By Order of the Board,

                                    /s/ Philip J. Collora
                                    Philip J. Collora
                                    Secretary

[Date], 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) OR VOTING INSTRUCTION FORM(S) AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE. YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) OR VOTING INSTRUCTION FORM(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION.............................................................  __

PROPOSAL 1:    ELECTION OF TRUSTEES......................................  __

PROPOSALS 2    THROUGH 4:  APPROVAL OF AGREEMENT AND PLAN OF
               REORGANIZATION............................................  __

               SYNOPSIS..................................................  __

               PRINCIPAL RISK FACTORS....................................  __

               THE PROPOSED TRANSACTIONS.................................  __

PROPOSAL 5:    RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
               AUDITORS..................................................  __

ADDITIONAL INFORMATION...................................................  __

                          PROXY STATEMENT/PROSPECTUS
                                 [DATE], 2001
                 Relating to the acquisition of the assets of
           KEMPER HORIZON 5 PORTFOLIO, KEMPER HORIZON 10+ PORTFOLIO
                       and KEMPER HORIZON 20+ PORTFOLIO,
                           each a separate series of
                     KEMPER VARIABLE SERIES (the "Trust")
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                           (800) [                 ]

                            -----------------------
            by and in exchange for shares of beneficial interest of
                        KEMPER TOTAL RETURN PORTFOLIO,
                        a separate series of the Trust
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                           (800) [                 ]
                            -----------------------

                                 INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to shareholders of Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio (each, a "Horizon Portfolio" and collectively, the "Horizon Portfolios") in connection with the solicitation of proxies by the Board of Trustees of the Trust for use at the joint Special Meeting of Shareholders of each Horizon Portfolio to be held on March 14, 2001, at the offices of Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), 13th Floor, Two International Place, Boston, MA 02110-4103, at 3:30 p.m. (Eastern time), or at such later time made necessary by all adjournments or postponements thereof (the "Meeting").

     Each Horizon Portfolio is available exclusively as a funding vehicle for variable life insurance policies ("VLI contracts") and variable annuity contracts ("VA contracts") offered by the separate accounts, or sub-accounts thereof, of certain life insurance companies ("Participating Insurance Companies"). Individual VLI and VA contract owners are not the "shareholders" of the Horizon Portfolios. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. To the extent required to be consistent with interpretations of voting requirements by the staff of the Securities and Exchange Commission (the "SEC" or the "Commission"), each Participating Insurance Company will offer to contract owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the items to be considered at the Meeting. This Proxy Statement/Prospectus is, therefore, furnished to contract owners entitled to give voting instructions with regard to each Horizon Portfolio. This Proxy Statement/Prospectus, the Notice of Special Meeting, and the proxy cards and voting instruction forms are first being mailed to shareholders and contract owners on or about January 29, 2001, or as soon as practicable thereafter.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     This Proxy Statement/Prospectus contains five proposals (each, a "Proposal" and collectively, the "Proposals"). Proposal 1 describes the election of Trustees and Proposal 5 proposes the ratification of the selection of each Horizon Portfolio's independent auditors.

     In Proposals 2 through 4, shareholders of each Horizon Portfolio, voting separately, are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of each Horizon Portfolio would be acquired by Kemper Total Return Portfolio, another series of the Trust, in exchange for shares of beneficial interest of Kemper Total Return Portfolio, and the assumption by Kemper Total Return Portfolio of all of the liabilities of each Horizon Portfolio, as described more fully below (each, a "Reorganization" and collectively, the "Reorganizations"). Shares of Kemper Total Return Portfolio received would then be distributed to the shareholders of the applicable Horizon Portfolio in complete liquidation of the Horizon Portfolio. As a result of the Reorganizations, shareholders of a Horizon Portfolio will become shareholders of Kemper Total Return Portfolio, and will receive shares of Kemper Total Return Portfolio in an amount equal to the value to their holdings in the applicable Horizon Portfolio in which they are currently a shareholder as of the close of business on the business day preceding the closing of each Reorganization (the "Valuation Date"). The closing of each Reorganization (the "Closing") is contingent upon shareholder approval of the Plan with respect to the applicable portfolio. A copy of the Plan is attached as Exhibit A. Each Reorganization is expected to occur on or about May 1, 2001.

     Proposals 1 through 4 arise out of a restructuring program proposed by Scudder Kemper, the investment manager of both the Horizon Portfolios and Kemper Total Return Portfolio, described in more detail below. The restructuring program is designed to respond to changing industry conditions and investor needs. Scudder Kemper seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that its restructuring program will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to shareholders of funds in the Kemper Family of Funds (the "Kemper Funds").

     In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Horizon Portfolios whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by a Horizon Portfolio or Kemper Total Return Portfolio (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken by the Trust on behalf of the applicable Fund or Funds.

     This Proxy Statement/Prospectus sets forth concisely the information about Kemper Total Return Portfolio that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions, and risks of all of the Funds, see the Funds' prospectus dated May 1, 2000, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). A copy of the Funds' prospectus also may be obtained upon request and without charge by calling or writing the Funds at the telephone number or address listed above.

     Also incorporated herein by reference is Kemper Total Return Portfolio's statement of additional information dated May 1, 2000, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing the Funds at the telephone number or address listed above. A Statement
of Additional Information, dated [        ], containing additional information
about each Reorganization has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Kemper Total Return Portfolio at the telephone number or address listed above. Shareholder inquiries regarding Kemper
Total Return Portfolio may be made by calling (800) [      ]. The information
contained in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

     Each Fund is a diversified series of shares of beneficial interest of the Trust, which is an open-end management investment company organized as a Massachusetts business trust.

     The Board of Trustees unanimously recommends that shareholders of each Horizon Portfolio vote FOR the nominees listed in Proposal 1, FOR Proposals 2 through 4 as the Proposals relate to the Reorganization of their Fund into Kemper Total Return Portfolio, and FOR Proposal 5.

                       PROPOSAL 1:  ELECTION OF TRUSTEES

     At the Meeting, shareholders will be asked to elect eleven individuals to constitute the Board of Trustees of the Trust. As discussed further below, Scudder Kemper commenced an initiative to restructure and streamline the management and operations of the funds it advises. In connection with that initiative, the Independent Trustees of the two separate boards of the Kemper Funds proposed to consolidate into a single board. The eleven individuals who have been nominated for election as Trustees of the Trust were nominated after careful consideration by the present Board of Trustees. The nominees are listed below. Three of the nominees are currently Trustees of the Trust and seven of the nominees are currently trustees or directors of other Kemper Funds. One of the nominees, although not currently a trustee or director of any Kemper fund, is a senior executive of Scudder Kemper and is being nominated to the boards of [all][virtually all] of the Kemper Funds. These eleven individuals are also being nominated for election as trustees or directors of most of the other Kemper Funds. The proposed slate of nominees reflects an effort to consolidate the two separate boards who have historically supervised different Kemper Funds. The proposed consolidation is expected to provide administrative efficiencies to both the Funds and Scudder Kemper.

     The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee commencing on May 1, 2001 and until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, or is removed as provided in the Trust's governing documents. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following tables present information about the nominees and the Trustees standing for re-election as well as those not standing for re-election. Each nominee's or Trustee's date of birth is in parentheses after his or her name. Unless otherwise noted, (i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following tables for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606.

Nominees for Election as Trustees:

------------------------------------------------------------------------------

Name (Date of Birth), Principal Occupation and Affiliations   Year First
                                                               Became a
                                                                Board
                                                               Member
------------------------------------------------------------------------------
John W. Ballantine (2/16/46),/(1)/ Retired; formerly, First     Nominee
Chicago NBD Corporation/The First National Bank of
Chicago: 1996-1998 Executive Vice President and Chief Risk
Management Officer; 1995-1996 Executive Vice President and
Head of International Banking.
------------------------------------------------------------------------------
Lewis A. Burnham (1/8/33),/(1)/ Retired; formerly, Partner,     Nominee
Business Resources Group; formerly, Executive Vice
President, Anchor Glass Container Corporation.
------------------------------------------------------------------------------
Linda C. Coughlin (1/1/52),*/(2)/ Managing Director, Scudder    Nominee
Kemper.
------------------------------------------------------------------------------
Donald L. Dunaway (3/8/37),/(1)/ Retired; formerly, Executive   Nominee
Vice President, A.O. Smith Corporation (diversified
manufacturer).
------------------------------------------------------------------------------
James R. Edgar (7/22/46),/(3)/ Distinguished Fellow,            1999
University of Illinois Institute of Government and Public
Affairs; Director, Kemper Insurance Companies (not
affiliated with the Kemper Funds); formerly, Governor,
State of Illinois.
------------------------------------------------------------------------------
William F. Glavin (8/30/58),* Managing Director, Scudder        Nominee
Kemper.
------------------------------------------------------------------------------
Robert B. Hoffman (12/11/36),/(1)/ Retired; formerly,           Nominee
Chairman, Harnischfeger Industries, Inc. (machinery for
the mining and paper industries); formerly, Vice Chairman
and Chief Financial Officer, Monsanto Company
(agricultural, pharmaceutical and nutritional/food
products); formerly, Vice President, Head of International
Operations, FMC Corporation (manufacturer of machinery and
chemicals); Director, Harnischfeger Industries, Inc.
------------------------------------------------------------------------------
Shirley D. Peterson (9/3/41),/(1)/ Retired; formerly,           Nominee
President, Hood College; formerly, Partner, Steptoe &
Johnson (attorneys); prior thereto, Commissioner, Internal
Revenue Service; prior thereto, Assistant Attorney General
(Tax), U.S. Department of Justice; Director, Bethlehem
Steel Corp.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                  Year First
                                                                   Became a
Name (Date of Birth), Principal Occupation and Affiliations         Board
                                                                    Member
------------------------------------------------------------------------------

Fred B. Renwick (2/1/30),/(3)/ Professor of Finance, New York    1995
University, Stern School of Business; Director, the
Wartburg Foundation; Chairman, Investment Committee of
Morehouse College Board of Trustees; Director, American
Bible Society Investment Committee; previously member of
the Investment Committee of Atlanta University Board of
Trustees; formerly, Director of Board of Pensions
Evangelical Lutheran Church in America.
------------------------------------------------------------------------------
William P. Sommers (7/22/33),/(1)/ Consultant and Director,      Nominee
SRI Consulting; prior thereto, President and Chief
Executive Officer, SRI International (research and
development); prior thereto, Executive Vice President,
Iameter (medical information and educational service
provider); prior thereto, Senior Vice President and
Director, Booz, Allen & Hamilton Inc.  (management
consulting firm); Director, PSI Inc., Evergreen Solar,
Inc. and Litton Industries.
------------------------------------------------------------------------------
John G. Weithers (8/8/33),/(3)/ Formerly, Chairman of the        1993
Board and Chief Executive Officer, Chicago Stock Exchange;
Director, Federal Life Insurance Company; President of the
Members of the Corporation and Trustee, DePaul University.
------------------------------------------------------------------------------

* Interested person of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
(1) Messrs. Ballantine, Burnham, Dunaway, Hoffman, Sommers and Ms. Peterson serve as board members of 26 investment companies, with 45 portfolios managed by Scudder Kemper.
(2) Ms. Coughlin serves as a board member of 52 investment companies with 97 portfolios managed by Scudder Kemper.
(3) Messrs. Edgar, Renwick and Weithers serve as board members of 16 investment companies with 58 portfolios managed by Scudder Kemper.

Trustees Not Standing for Re-Election:

--------------------------------------------------------------------------------------------------------
                                                               Present Office with the Trust;
                                                             Principal Occupation or Employment
Name (Date of Birth)                                                   and Directorships
-------------------                                                    -----------------
--------------------------------------------------------------------------------------------------------
James E. Akins (10/15/26)                           Trustee; Consultant on International, Political and
                                                    Economic Affairs; formerly, a career U.S. Foreign
                                                    Service Officer, Energy Adviser for the White House
                                                    and U.S. Ambassador to Saudi Arabia, 1973-1976.
--------------------------------------------------------------------------------------------------------
Arthur Gottschalk (2/13/25)                         Trustee; Retired; formerly, President, Illinois
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                               Present Office with the Trust;
                                                             Principal Occupation or Employment
Name (Date of Birth)                                                   and Directorships
--------------------                                                   -----------------
--------------------------------------------------------------------------------------------------------
                                                    Manufacturers Association; Trustee, Illinois
                                                    Masonic Medical Center; formerly, Illinois State
                                                    Senator; formerly, Vice President, The Reuben H.
                                                    Donnelley Corp.; formerly, attorney.
--------------------------------------------------------------------------------------------------------
Frederick T. Kelsey (4/25/27)                       Trustee; Retired; formerly, Consultant to Goldman,
                                                    Sachs & Co.; formerly, President, Treasurer and
                                                    Trustee of Institutional Liquid Assets and its
                                                    affiliated mutual funds; formerly, President and
                                                    Trustee, Northern Institutional Funds; formerly,
                                                    President and Trustee, Pilot Funds.
--------------------------------------------------------------------------------------------------------
Thomas W. Littauer* (4/26/55)                       Trustee, Chairman and Vice President; Managing
                                                    Director, Scudder Kemper; formerly, Head of Broker
                                                    Dealer Division of an unaffiliated investment
                                                    management firm during 1997; formerly, President of
                                                    Client Management Services of an unaffiliated
                                                    investment management firm from 1991 to 1996.
--------------------------------------------------------------------------------------------------------

*    Interested person of the Trust, as defined in the 1940 Act.

     [Appendix 1 lists the number of shares of each series of the Trust owned directly or beneficially by the Trustees and by the nominees for election.]

Responsibilities of the Board of Trustees -- Board and Committee Meetings

     The primary responsibility of the Board is to represent the interests of the shareholders of the Horizon Portfolios and to provide oversight of the management of the Horizon Portfolios. The board that is proposed for election at this Meeting is comprised of two individuals who are considered "interested" Trustees, and nine individuals who have no affiliation with Scudder Kemper and who are not considered "interested" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. If the proposed Board of Trustees is approved by shareholders, more than 75% will be Independent Trustees. The Independent Trustees have been selected and nominated solely by the current Independent Trustees of the Trust.

     The Trustees meet multiple times during the year to review the investment performance of the Horizon Portfolios and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts, and overseeing fund matters, and regularly meet privately with their counsel.

     Currently, the Board of Trustees has an Audit and Governance Committee, the responsibilities of which are described below. In addition, the Board has a Valuation Committee. During calendar year 2000, the Board of Trustees met seven times. Each then current Trustee attended 75% or more of the respective meetings of the Board and the Committees (if a member thereof) held during calendar year 2000.

Audit and Governance Committee

     The Audit and Governance Committee makes recommendations regarding the selection of independent auditors for each Horizon Portfolio, confers with the independent auditors regarding each Horizon Portfolio's financial statements, the results of audits and related matters, and performs such other tasks as the full Board of Trustees deems necessary or appropriate. As suggested by the Advisory Group Report, the Audit and Governance Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. In addition, the committee seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Trust's Governance Procedures and Guidelines. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Trust. Currently, the members of the Committee are Messrs. Akins, Edgar, Gottschalk, Kelsey, Renwick and Weithers. The Committee held four meetings during calendar year 2000.

Officers

     The following persons are officers of the Trust:

----------------------------------------------------------------------------------------------------------------
                                     Present Office with the Trust;
                                        Principal Occupation or
Name (Date of Birth)                          Employment                        Year First Became an Officer/1/
-------------------                           ----------                        --------------------------------
----------------------------------------------------------------------------------------------------------------
Mark S. Casady (9/21/60)             President; Managing Director,              1998
                                     Scudder Kemper; formerly,
                                     Institutional Sales Manager of an
                                     unaffiliated mutual fund
                                     distributor.
----------------------------------------------------------------------------------------------------------------
Philip J. Collora (11/15/45)         Vice President and Secretary;              1992
                                     Managing Director, Scudder
                                     Kemper; formerly, Institutional
                                     Sales Manager of an unaffiliated
                                     mutual fund distributor.
----------------------------------------------------------------------------------------------------------------
Thomas W. Littauer (4/26/55)         Vice President; Managing                   1998
                                     Director, Scudder Kemper, Head of
                                     Broker Dealer Division of an
                                     unaffiliated investment
                                     management firm during 1997;
                                     prior thereto, President of
                                     Client Management Services of an
                                     unaffiliated investment
                                     management firm from 1991 to 1996.
----------------------------------------------------------------------------------------------------------------
Kathryn L. Quirk (12/3/52)           Vice President; Managing                   1998
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                     Present Office with the Trust;
                                        Principal Occupation or
Name (Date of Birth)                          Employment                        Year First Became an Officer/1/
-------------------                           ----------                        --------------------------------
----------------------------------------------------------------------------------------------------------------
Linda J. Wondrack (9/12/64)          Vice President; Senior Vice                1998
                                     President, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
John R. Hebble (6/27/58)             Treasurer; Senior Vice President,          1998
                                     Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Brenda Lyons (2/21/63)               Assistant Treasurer; Senior Vice           1998
                                     President, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Caroline Pearson (4/1/62)            Assistant Secretary; Senior Vice           1998
                                     President, Scudder Kemper,
                                     formerly, Associate, Dechert
                                     Price & Rhoads (law firm) from
                                     1989-1997.
----------------------------------------------------------------------------------------------------------------
Maureen E. Kane (2/14/62)            Assistant Secretary; Vice                  1998
                                     President, Scudder Kemper;
                                     formerly, Assistant Vice
                                     President of an unaffiliated
                                     investment management firm; prior
                                     thereto, Associate Staff Attorney
                                     of an unaffiliated investment
                                     management firm; Associate,
                                     Peabody & Arnold (law firm).
----------------------------------------------------------------------------------------------------------------
Jesus A. Cabrera (12/25/61)          Vice President; Managing                   2000
                                     Director, Scudder Kemper
----------------------------------------------------------------------------------------------------------------
Irene Cheng (6/6/54)                 Vice President; Managing                   2000
                                     Director, Scudder Kemper
----------------------------------------------------------------------------------------------------------------
Robert S. Cessine (1/5/50)           Vice President; Managing                   1996
                                     Director, Scudder Kemper
----------------------------------------------------------------------------------------------------------------
James M. Eysenbach (4/1/62)          Vice President; Managing                   1999
                                     Director, Scudder Kemper
----------------------------------------------------------------------------------------------------------------
Jan C. Faller (8/8/66)               Vice President; Vice President,            2000
                                     Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Donald E. Hall (8/22/52)             Vice President; Managing                   2000
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Sewall Hodges (1/9/55)               Vice President; Managing                   2000
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Gary A. Langbaum (12/16/48)          Vice President; Managing                   1995
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Valerie F. Malter (7/25/58)          Vice President; Managing                   2000
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Tracy McCormick (9/27/54)            Vice President; Managing                   1999
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski, Jr.             Vice President; Managing                   1995
 (3/26/45)                           Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Harry E. Resis, Jr. (11/24/45)       Vice President; Managing                   1995
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                     Present Office with the Trust;
                                        Principal Occupation or
Name (Date of Birth)                          Employment                        Year First Became an Officer/1/
-------------------                           ----------                        --------------------------------
----------------------------------------------------------------------------------------------------------------
Thomas F. Sassi (11/7/42)            Vice President; Managing                   1998
                                     Director, Scudder Kemper;
                                     formerly, consultant with an
                                     unaffiliated investment
                                     consulting firm and an officer of
                                     an unaffiliated investment
                                     banking firm from 1993 to 1996.
----------------------------------------------------------------------------------------------------------------
William F. Truscott (9/14/60)        Vice President; Managing                   2000
                                     Director, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Robert D. Tymoczko (2/3/70)          Vice President; Senior Vice                2000
                                     President, Scudder Kemper.
----------------------------------------------------------------------------------------------------------------
Richard L. Vandenberg (11/16/49)     Vice President; Managing                   1997
                                     Director, Scudder Kemper,
                                     formerly, senior vice president
                                     and portfolio manager with an
                                     unaffiliated investment
                                     management firm.
----------------------------------------------------------------------------------------------------------------

/1/ The President, Treasurer and Secretary each holds office until the first meeting of Trustees in each calendar year and until his or her successor has been duly elected and qualified, and all other officers hold offices as the Trustees permit in accordance with the By-laws of the Trust.

Compensation of Trustees and Officers

     The Trust pays the Independent Trustees an annual retainer (paid in quarterly installments) and an attendance fee, plus expenses, for each Board meeting and committee meeting attended. As reflected below, the Trustees currently serve as board members of various other Kemper Funds. Scudder Kemper supervises each Horizon Portfolio's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Trust and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Trust makes no direct payments to them. Independent Trustees of the Trust are not entitled to benefits under any pension or retirement plan.

     To facilitate the restructuring of the boards of the Kemper Funds, certain Independent Trustees agreed not to stand for re-election. Independent Trustees of the Trust are not entitled to benefits under any pension or retirement plan. However, the board of each Kemper Fund determined that, particularly given the benefits that would accrue to the Kemper Funds from the restructuring of the boards, it was appropriate to provide the four Independent Trustees who were not standing for re-election for various Kemper Funds a one-time benefit. The cost of such benefit is being allocated among all the Kemper Funds, with Scudder Kemper agreeing to bear one-half of the cost of such benefit, given that Scudder Kemper also benefits from administrative efficiencies of a consolidated board. Messrs. Akins, Gottschalk and Kelsey, Trustees of the Fund who are not standing for re-election, will each receive a one-time benefit. The amount received by a trustee on behalf of each fund for which he serves as trustee ranges from $478 to $6,124 for Mr. Akins; $159 to $2,035 for Mr. Gottschalk; and $797 to $10,194 for Mr. Kelsey.

     The following Compensation Table provides in tabular form the following data:

     Column (1) All Trustees who receive compensation from the Horizon
Portfolios.

     Column (2) Aggregate compensation received by each Trustee from each Horizon Portfolio during calendar year 2000.

     Column (3) Total compensation received by each Trustee from funds advised by Scudder Kemper (collectively, the "Fund Complex") during calendar year 2000.

Compensation Table

------------------------------------------------------------------------------------------------------
                              Aggregate Compensation                          Total Compensation From
Name of Trustee               from Horizon Portfolios                         Fund Complex/(2)//(3)/
---------------               -----------------------                         ------------
------------------------------------------------------------------------------------------------------
James E. Akins                Kemper Horizon 5 Portfolio:      $  [    ]      $  [   ]
                              Kemper Horizon 10+ Portfolio:    $  [    ]
                              Kemper Horizon 20+ Portfolio:    $  [    ]

------------------------------------------------------------------------------------------------------
James R. Edgar                Kemper Horizon 5 Portfolio:      $  [    ]      $  [   ]
                              Kemper Horizon 10+ Portfolio:    $  [    ]
                              Kemper Horizon 20+ Portfolio:    $  [    ]

------------------------------------------------------------------------------------------------------
Arthur R. Gottschalk/(1)/     Kemper Horizon 5 Portfolio:      $  [    ]      $  [   ]
                              Kemper Horizon 10+ Portfolio:    $  [    ]
                              Kemper Horizon 20+ Portfolio:    $  [    ]

------------------------------------------------------------------------------------------------------
Frederick T. Kelsey           Kemper Horizon 5 Portfolio:      $  [    ]      $  [   ]
                              Kemper Horizon 10+ Portfolio:    $  [    ]
                              Kemper Horizon 20+ Portfolio:    $  [    ]

------------------------------------------------------------------------------------------------------
Fred B. Renwick               Kemper Horizon 5 Portfolio:      $  [    ]      $  [   ]
                              Kemper Horizon 10+ Portfolio:    $  [    ]
                              Kemper Horizon 20+ Portfolio:    $  [    ]

------------------------------------------------------------------------------------------------------
John G. Weithers              Kemper Horizon 5 Portfolio:      $  [    ]      $  [   ]
                              Kemper Horizon 10+ Portfolio:    $  [    ]
                              Kemper Horizon 20+ Portfolio:    $  [    ]

------------------------------------------------------------------------------------------------------

/(1)/ Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Trust to Mr. Gottschalk are [$______].

[(2)   Includes compensation for service on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds. Each trustee currently serves on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds.]

/(3)/ Aggregate compensation does not reflect amounts paid to the Trustees for special meetings in connection with the Scudder Kemper restructuring initiative. Such amounts totaled [$_______, $_______, $_______, $_______, $_______ and
$_______ ] for Messrs. Akins, Edgar, Gottschalk, Kelsey, Renwick and Weithers, respectively.

                  The Board of Trustees unanimously recommends that the shareholders of each Fund vote FOR each nominee.

                 PROPOSALS 2 THROUGH 4:  APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.   SYNOPSIS

Introduction

     The Board of Trustees of the Trust, including all of the Independent Trustees, approved the Plan at a meeting held on November 29, 2000. Subject to its approval by shareholders of each Horizon Portfolio with respect to such portfolio, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of each Horizon Portfolio to Kemper Total Return Portfolio, in exchange for shares of beneficial interest of Kemper Total Return Portfolio; (b) the distribution of such shares to shareholders of the corresponding Horizon Portfolio in complete liquidation of such Horizon Portfolio; and (c) the termination of each Horizon Portfolio. As a result of the Reorganizations, each shareholder of a Horizon Portfolio will become a shareholder of Kemper Total Return Portfolio and will hold, immediately after the Reorganizations, shares of Kemper Total Return Portfolio having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the applicable Horizon Portfolio on the Valuation Date. Each Horizon Portfolio's shareholders will vote separately on the reorganization of their Fund into Kemper Total Return Portfolio, with each Reorganization separate and distinct from the other. The Reorganization for each Horizon Portfolio is not contingent upon approval by the other Horizon Portfolios' shareholders.

Background of the Reorganizations

     Each Reorganization is part of a broader restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

     As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that further reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. Scudder Kemper has, therefore, proposed the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Kemper Funds.

     The fund consolidations and the consolidation of the boards currently overseeing the Kemper Funds (see Proposal 1 above) are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganizations; Board Approval

     Since receiving Scudder Kemper's proposals on May 24, 2000, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transactions - Board Approval of the Proposed Transactions" below.

     In determining whether to recommend that the shareholders of each Horizon Portfolio approve the Plan effecting the Reorganization relating to their Fund, the Board of Trustees considered that:

     . Given each Horizon Portfolio's relatively small size and Scudder Kemper's commitment to a streamlined family of funds, the Reorganization would allow shareholders to continue their investment in another fund as opposed to liquidation, which was less practical for funds serving as funding vehicles for VLI and VA contracts.

     . The combined fund would adopt the lower fee schedule of the Funds' investment advisory agreements.

     .    Scudder Kemper agreed to pay all of the costs of each Reorganization.

     . It is a condition of each Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

     For these reasons, as more fully described below under "The Proposed Transactions - Board Approval of the Proposed Transactions," the Board of Trustees, including the Independent Trustees, has concluded that:

     . each Reorganization is in the best interests of the applicable Horizon Portfolio and its shareholders; and

     . the interests of the existing shareholders of each Horizon Portfolio will not be diluted as a result of the Reorganization.

     Accordingly, the Board of Trustees unanimously recommends approval of the Plan effecting each Reorganization. If the Plan is not approved by a Horizon Portfolio with respect to such portfolio, that Fund will continue in existence unless other action is taken by the Board of Trustees.

Investment Objectives, Policies, and Restrictions of the Funds

     This section will help you compare the investment objectives and policies of each Horizon Portfolio with Kemper Total Return Portfolio. Please be aware that this is only a summary. More complete information may be found in the Funds' combined prospectus.

     The investment objectives, policies, and restrictions of Kemper Total Return Portfolio and the Horizon Portfolios (and, consequently, the risks of investing in any of the Funds) differ. The investment objective of Kemper Total Return Portfolio is to seek high total return, a combination of income and capital appreciation. The investment objective of Kemper Horizon 5 Portfolio is to seek income consistent with capital preservation; growth of capital is a secondary goal. The investment objective of

Kemper Horizon 10+ Portfolio is to seek a balance between growth of capital and income, consistent with moderate risk. The investment objective of Kemper Horizon 20+ Portfolio is to seek growth of capital and, as a secondary objective, income. Thus, the Funds offer a range of objectives from growth of capital to income to various combinations of income and growth. The investment objective of Kemper Total Return Portfolio may vary substantially from the objective of your current Horizon Portfolio. There can be no assurance that any Fund will achieve its investment objective. The Horizon Portfolios have different portfolio managers than Kemper Total Return Portfolio.

     Each of the Funds, including Kemper Total Return Portfolio, invests in a mix of securities including debt and equity; however, the investment allocation of debt and equity securities varies by Fund. Kemper Horizon 5 Portfolio normally invests 40% of its net assets in equity securities and 60% in fixed-income securities. Kemper Horizon 10+ Portfolio normally invests 60% of its net assets in equity securities and 40% in fixed-income securities. Kemper Horizon 20+ Portfolio normally invests 80% of its net assets in equity securities and 20% in fixed-income securities. Kemper Total Return Portfolio does not target any particular allocation between debt and equity securities. The percentage of assets invested in specific categories of fixed-income and equity securities for Kemper Total Return Portfolio varies from time to time depending on the judgment of the manager as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Kemper Total Return Portfolio may shift the proportion of its holdings, at different times favoring stocks or bonds (and within those asset classes, different types of securities), while still maintaining variety in terms of the securities, issuers and economic sectors represented.

Equity Investments
------------------

     Each Horizon Portfolio normally seeks to allocate approximately 70% of its equity investments in U.S. securities and 30% of its equity investments in foreign securities. Kemper Total Return Portfolio does not have a target allocation and may invest up to 25% of its total assets in foreign securities, although, generally, most of its assets are from U.S. issuers.

     The U.S. equity portion for each Horizon Portfolio is normally invested in 50% growth stocks and 50% value stocks, but may vary between 40-60% for both. Kemper Total Return Portfolio generally invests in growth stocks. When choosing U.S. stocks, the managers of each Horizon Portfolio use proprietary models to rank stocks according to book value, earnings per share, expected earnings growth and other factors, normally investing more heavily in large cap stocks than small cap stocks. Kemper Total Return Portfolio similarly favors large companies with a history of above-average growth, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

     When selecting foreign stocks, the managers of each Horizon Portfolio generally focus on established companies in countries with developed economies, although such Fund may invest in stocks of any size and from any country. Kemper Total Return Portfolio follows the same strategy for domestic and foreign stocks, favoring large companies with a history of above-average growth, and attractive prices relative to potential growth.

Fixed-Income Investments
------------------------

     Each Fund may invest in corporate debt securities, U.S. government securities, government agency securities (including mortgage- and asset-backed), bank obligations and cash equivalents as part of its main investment strategy. However, Kemper Total Return Portfolio does not require, as each Horizon Portfolio does, that all of its fixed-income securities be denominated in U.S. dollars.

     The credit quality of the Funds' fixed-income investments may differ. Each Horizon Portfolio requires 90% of its fixed-income portion to be in the top four credit grades (i.e., "investment grade"), with an average dollar-weighted credit quality within the top two credit grades. Normally, Kemper Total Return Portfolio's bond component consists mainly of investment-grade bonds; however, up to 35% of its total assets may be invested in junk bonds (i.e., BB or below).

     The Funds' fixed-income investments also vary in terms of duration. The duration of each Horizon Portfolio's fixed-income portion of investments is generally kept between 1.5 and 3.5 years, with an average of approximately 2.5 years. Kemper Total Return Portfolio may invest in bonds of any duration.

     Each Fund may invest in derivatives, although none of the Funds uses derivatives as principal investments.

     The Funds' fundamental and non-fundamental investment restrictions, as such restrictions are set forth in the Funds' statement of additional information, are identical. Investors should refer to the Trust's statement of additional information for a more detailed description of the Funds' investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for each Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended December 31, 1999, is listed in the chart immediately below. A higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

-------------------------------------------------------------------------------
                         Turnover Rates for the Funds
                            as of December 31, 1999

-------------------------------------------------------------------------------
        Acquiring Portfolio                          Acquired Portfolio

-------------------------------------------------------------------------------
Kemper Total Return Portfolio     80%       Kemper Horizon 5 Portfolio       33%

-------------------------------------------------------------------------------
Kemper Total Return Portfolio     80%       Kemper Horizon 10+ Portfolio     50%

-------------------------------------------------------------------------------
Kemper Total Return Portfolio     80%       Kemper Horizon 20+ Portfolio     62%

-------------------------------------------------------------------------------

Comparative Considerations

     The portfolio characteristics of Kemper Total Return Portfolio after each Reorganization will reflect the blended characteristics of Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio that are proposed to be combined into Kemper Total Return Portfolio. The following characteristics for each Fund reflect the portfolio allocation of each Horizon Portfolio's investments as of December 31, 2000. The table also reflects the blended portfolio characteristics of all Horizon Portfolios into the Kemper Total Return Portfolio, giving effect to each Reorganization.

-----------------------------------------------------------------------------------------------------------
                                        Portfolio Allocation(1)
                                        (As a % of Net Assets)
------------------------------------------------------------------------------------------------------------

                  Kemper Horizon 5     Kemper Horizon    Kemper Horizon      Kemper Total       Pro forma
                     Portfolio         10+ Portfolio     20+ Portfolio     Return Portfolio   (Combined)(2)
Fixed Income(3)       60%               40%               20%

  AAA

  AA

  A

  BBB

  Below BBB

  Unrated

Equity                40%               60%               80%

  International         %                 %                 %

  U.S.                  %                 %                 %

       Growth           %                 %                 %

       Value            %                 %                 %

------------------------------------------------------------------------------------------------------------

(1) Each Horizon Portfolio's equity portion normally consists of 30% international securities and 70% U.S. securities. The U.S. equity portion for each Horizon Portfolio is normally invested in 50% growth stocks and 50% value stocks but may vary between 40-60% for both. The U.S. equity portion for each Horizon Portfolio is also normally invested more heavily in large cap stocks than small cap stocks. Kemper Total Return Portfolio invests in a mix of growth stocks and bonds, with up to 25% of its total assets in foreign securities.
(2) Reflects the blended characteristics of all Horizon Portfolios into Kemper Total Return Portfolio after each Reorganization.
(3) Credit ratings represent the higher of ratings by Moody's and S&P. See Annex A to the Statement of Additional Information for a general description of Moody's and S&P's ratings.

Performance

     The following table shows how each Fund's returns over different periods average out. For context, the table also includes [a] broad-based market index[es] (which, unlike the Funds, do[es] not have any fees or expenses). The performances of each Fund and the index[es] vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                   [Insert Table with appropriate index[es]]

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by the Funds' Trustees. Scudder Kemper is a Delaware corporation located at 345 Park Avenue, New York, New York 10154.

     Pursuant to separate contracts, the Funds pay the Investment Manager an investment management fee, although the fee rates differ. Kemper Total Return Portfolio pays the Investment Manager a fee at an annual rate of 0.55% of its average daily net assets payable monthly. As of December 31, 1999, Kemper Total Return Portfolio had total net assets of $952,485,000. For the fiscal year ended December 31, 1999, Kemper Total Return Portfolio paid the Investment Manager a fee of 0.55% of its average daily net assets.

     Each Horizon Portfolio pays the Investment Manager a fee at an annual rate of 0.60% of each Horizon Portfolio's average daily net assets payable monthly. However, the Investment Manager has contractually agreed to waive all or a portion of each Horizon Portfolio's expenses through April 30, 2001 in order to limit each Horizon Portfolio's total operating expenses expressed as a percentage of average daily net assets as follows: 0.97% for Kemper Horizon 5 Portfolio, 0.83% for Kemper Horizon 10+ Portfolio and 0.93% for Kemper Horizon 20+ Portfolio. As of December 31, 1999, the total net assets for Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio were $42,630,000, $66,963,000 and $37,409,000, respectively. For the fiscal year ended December 31, 1999, Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio each paid the Investment Manager a fee of 0.60% of its average daily net assets.

     The fee schedule for the combined fund after the Reorganizations will be identical to the current fee schedule for Kemper Total Return Portfolio.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in Kemper Total Return Portfolio, and compares these with the expenses of each Horizon Portfolio. As indicated below, it is expected that the total expense ratio of Kemper Total Return Portfolio following the Reorganizations will be lower than the current expense ratio of each Horizon Portfolio. Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000, and on a pro forma basis as of that date and for the twelve month period then ended, assuming each Reorganization had been in effect for that period.

                           Expense Comparison Table
                  Annual Fund Operating Expenses (Unaudited)

                                                Kemper          Kemper            Kemper         Kemper
                                              Horizon 5       Horizon 10+       Horizon 20+   Total Return
                                              Portfolio        Portfolio         Portfolio      Portfolio    Pro Forma (Combined)(1)
                                              ---------        ---------         ---------      ---------    -------------------
Annual Fund Operating Expenses
  (as a % of average net assets)

Management Fees...........................         0.60%              0.60%            0.60%          0.55%           0.55%

Distribution and/or Service (12b-1) Fees..         None               None             None           None            None

Other Expenses............................         0.24%              0.12%            0.25%          0.07%           0.07%

Total Annual Fund Operating Expenses......         0.84%              0.72%            0.85%          0.62%           0.62%

Expense Example of Total Operating
  Expenses at  the End of the Period(2)

One Year..................................     $     86         $       74        $      87      $      63         $    63

Three Years...............................     $    268         $      230        $     271      $     199         $   199

Five Years................................     $    466         $      401        $     471      $     346         $   346

Ten Years.................................     $  1,037         $      894        $   1,049      $     774         $   774

________________
Notes to Expense Comparison Table:
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to each Reorganization and reflects the effect of each Reorganization.
(2) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemption at the end of each period.

Financial Highlights

     For management's discussion of Kemper Total Return Portfolio's performance for the fiscal year ended December 31, 1999, please refer to Exhibit B attached hereto.

     The financial highlights table for Kemper Total Return Portfolio, which is intended to help you understand Kemper Total Return Portfolio's financial performance for at least the past five years, is attached hereto as Exhibit C.

Distribution and Services Fees

     Pursuant to an underwriting and distribution services agreement with Kemper Total Return Portfolio, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, will act as principal underwriter and distributor for the shares of the combined fund and will act as agent of the combined fund in the continuous offering of its shares. As agent, KDI will offer shares of the combined fund on a continuous basis to the separate accounts of Participating Insurance Companies in all states in which the combined fund or the Trust may from time to time be registered or where permitted by applicable law. After the Reorganizations, KDI will continue to accept orders for shares of the combined fund at net asset value without a sales commission and on a no-load basis.

Purchases and Redemptions

     The purchase and redemption procedures and privileges of Kemper Total Return Portfolio, giving effect to each Reorganization, will be identical to those of the Horizon Portfolios.

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VLI and VA contracts. The shares of each Fund are purchased and redeemed at the net asset value of the applicable Fund's shares determined that same day or, in the case of an order not resulting automatically from contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or wire by an authorized employee of a Participating Insurance Company.

     No fee is charged to shareholders when they purchase or redeem shares of the Funds, nor will a fee be charged to shareholders when they purchase or redeem shares of the combined funds. Please see the Funds' prospectus for additional information.

Dividends and Other Distributions

     Each Fund normally declares and distributes dividends of net investment income annually. Each Fund distributes any net realized short-term and long-term capital gains at least annually. Each Fund may make an additional distribution if necessary. Dividends and distributions of each Fund are invested in additional shares of that Fund at net asset value and credited to the shareholders' account on the payment date unless an election is made on behalf of a separate account to receive dividends and capital gains distributions in cash.

     If the Plan is approved by a Horizon Portfolio's shareholders, that Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

     As a condition to each Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization to the effect that, based upon certain facts, assumptions, and representations, each Reorganization will constitute a tax-free reorganization within the meaning of
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If a Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by a Horizon Portfolio or its shareholders as a direct result of the Reorganization. See "The Proposed Transactions - Federal Income Tax Consequences" below.

                         *              *            *

     The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganizations. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectus and statement of additional information of Kemper Total Return Portfolio, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because there are substantial differences in the investment objectives, policies and strategies of the Kemper Total Return Portfolio and the Horizon Portfolios, there are also substantial differences in the principal risks of the Funds. The principal risks of Kemper Total Return Portfolio are stock market risk, particularly for growth stocks, interest rate risk, credit risk and foreign stock risk. The principal risks of Kemper Horizon 5 Portfolio are bond market risk, interest rate risk, credit risk and stock market risk. The principal risks of Kemper Horizon 10+ Portfolio are stock market risk, foreign stock risk, bond market risk, interest rate risk and credit risk. The principal risks of Kemper Horizon 20+ Portfolio are stock market risk, foreign stock risk, bond market risk, interest rate risk and credit risk.

     Stock market risk depends on many influences, including economic, political and demographic trends. When stock prices fall, the value of your investment is likely to fall as well. Stock prices can be hurt by poor management, shrinking product demand and other business risks. Stock risks tend to be greater with smaller companies. Foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

     Although Kemper Total Return Portfolio and the Horizon Portfolios each may invest in common stocks, their portfolio holdings are expected to differ considerably in terms of market capitalization, style (i.e., growth versus value) and foreign exposure. Because different segments of the stock market (e.g., large cap and small cap) and different investment styles (e.g., growth versus value) may react quite differently to economic and other factors, the risks of the Funds are expected to vary.

     Bond market risk depends on interest rates, credit quality of issuers and other factors. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Some bonds could be paid off earlier than expected, which would hurt the Funds' performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could increase the volatility of the Funds' share price and yield. All bonds are also subject to credit risk, which is the risk that interest and principal will not be repaid. Corporate bonds could perform less well than other bonds in a weak economy.

     Kemper Total Return Portfolio may invest more heavily in high yield securities or "junk bonds" than the Horizon Portfolios and is more susceptible to the credit risks of investing in junk bonds. Investments in junk bonds entail relatively greater risk of loss of income and principal than investments in higher-rated securities and may fluctuate more in value.

     The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to each Fund, see "Investment Objectives, Policies, and Restrictions of the Funds" above, and the prospectus and statement of additional information for the Funds.

III. THE PROPOSED TRANSACTIONS

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Horizon Portfolios to Kemper Total Return Portfolio, in exchange for that number of full and fractional shares having an aggregate net asset value equal to the aggregate net asset value of the shares of each Horizon Portfolio as of the close of business on the Valuation Date. Kemper Total Return Portfolio will assume all of the liabilities of each Horizon Portfolio. Each Horizon Portfolio will distribute the shares received in the exchange to the shareholders of that Horizon Portfolio in complete liquidation of that Fund. That Horizon Portfolio will then be terminated.

     Upon completion of the Reorganizations, each shareholder of a Horizon Portfolio will own that number of full and fractional shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in that Horizon Portfolio as of the close of business on the

Valuation Date. Such shares will be held in an account with Kemper Total Return Portfolio identical in all material respects to the account currently maintained by the relevant Horizon Portfolio for such shareholder.

     In the interest of economy and convenience, shares issued to each Horizon Portfolio's shareholders in the Reorganizations will be in uncertificated form. If shares of any Horizon Portfolio are represented by certificates prior to the Closing, such certificates should be returned to the Horizon Portfolios' shareholder servicing agent. Any shares of Kemper Total Return Portfolio distributed in the Reorganizations to shareholders in exchange for certificated shares of a Horizon Portfolio may not be transferred, exchanged, or redeemed without delivery of such certificates.

     Until the Closing, shareholders of each Horizon Portfolio will continue to be able to redeem their shares at the net asset value next determined after receipt by the Funds' transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of Kemper Total Return Portfolio received by the shareholder in connection with such Reorganization.

     The obligations of the Trust on behalf of the respective Funds under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties; (ii) by a party if the Closing has not occurred by ____ __, 2001, unless such date is extended by mutual agreement of the parties; or (iii) by a party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with a Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder Meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Kemper Total Return Portfolio to be issued to the applicable Horizon Portfolio in the Plan to the detriment of that Horizon Portfolio's shareholders without their approval. For a complete description of the terms and conditions of each Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transactions

     As discussed above, the Reorganizations are part of a Scudder Kemper initiative that is intended to restructure and streamline the management and operations of the funds Scudder Kemper advises. Scudder Kemper first proposed the Reorganizations to the Independent Trustees of the Trust at a meeting held on May 24, 2000, see "Synopsis - Background of the Reorganizations" above. This initiative included several major components:

     (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder Investments name, with a concentration on intermediary distribution;

     (ii) The combination of funds with similar investment objectives and policies, including in particular, the combination of the Kemper Funds with similar Scudder Funds currently offered to the general public;

     (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

     (iv) The implementation of an administration agreement for the Kemper Funds similar to that recently adopted by the Scudder Funds covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

     (v) The consolidation of certain boards overseeing funds advised by Scudder Kemper.

     The Independent Trustees of the Trust reviewed the potential implications of these proposals for each Horizon Portfolio as well as the various other funds for which they serve as board members. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the May 24 meeting, the Independent Trustees met in person or by telephone on numerous occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper, including the "interested" Trustees. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals.

     Following the conclusion of this process, the Independent Trustees of the Trust, the board members of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan that they believed were in the best interests of shareholders and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 29, 2000, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of each Reorganization and certain related proposals. The Independent Trustees have also unanimously agreed to recommend that each Reorganization be approved by the applicable Horizon Portfolio's shareholders.

     In determining whether to recommend that the shareholders of each Horizon Portfolio approve their Reorganization, the Board of Trustees considered, among other factors, that:

     . Given each Horizon Portfolio's relatively small size and Scudder Kemper's commitment to a streamlined family of funds, the Reorganization would allow shareholders to continue their investment in another fund as opposed to liquidation, which was less practical for funds serving as funding vehicles for VLI and VA contracts.

     . The combined fund would adopt the lower fee schedule of the Funds' investment advisory agreements.

     .    Scudder Kemper agreed to pay all of the costs of each Reorganization.

     . It is a condition of each Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

     As part of their deliberations, the Trustees considered, among other things: (a) the fees and expense ratios of each Horizon Portfolio, including comparisons between the expenses of each Horizon Portfolio and the estimated operating expenses of Kemper Total Return Portfolio, and between the estimated operating expenses of Kemper Total Return Portfolio and other mutual funds with similar investment objectives; (b) the terms and conditions of each Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund; (e) prospects for Kemper Total Return Portfolio to attract additional assets; and (f) the investment performance of each Fund.

     As part of their analysis, the Trustees considered direct and indirect costs to shareholders, including: (a) the direct costs of each Reorganization to be borne by existing shareholders; and (b) the potential costs of any necessary rebalancing of each Fund's portfolio.

     Costs. Scudder Kemper agreed to bear all of the anticipated costs of each Reorganization. The costs include board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs, but do not include SEC registration fees, which will be paid by Kemper Total Return Portfolio.

     Portfolio Transaction Costs. To consider the potential costs of any necessary rebalancing of each Horizon Portfolio's portfolio as a result of each Reorganization, the Independent Trustees asked for, and Scudder Kemper provided, an estimate of the expected turnover of the securities of each Horizon Portfolio, as a percentage of the assets of the combined fund, as a result of each Reorganization. Scudder Kemper estimated such turnover to be [5-7]%, assuming all three of the Reorganizations are effected, which would result in estimated brokerage expenses and/or transaction costs of $[ ] (less than $0.01
per share of Kemper Horizon 5 Portfolio), $[    ] (less than $0.01 per share of
Kemper Horizon 10+ Portfolio), and $[     ] (less than $0.01 per share of Kemper
Horizon 20+ Portfolio), which the Trustees considered were immaterial. These estimates were based upon current market conditions at the time and any actual costs will be dependent upon liquidity and market conditions at the Closing. In a "bear" market, for example, such costs could be substantially higher and could result in capital losses.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with each Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal.

     Based on all of the foregoing, the Board concluded that each Horizon Portfolio's participation in the applicable Reorganization would be in the best interests of that Horizon Portfolio and would not dilute the interests of that Horizon Portfolio's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Horizon Portfolios approve the Reorganizations.

Description of the Securities to Be Issued

     Kemper Total Return Portfolio is a series of the Trust, a Massachusetts business trust established under a Declaration of Trust dated January 22, 1987, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, all having no par value per share. The Trustees of the Trust are authorized to divide the Trust's shares into separate series. Kemper Total Return Portfolio is one of twenty-six series of the Trust that the Board has created to date. The Trustees of the Trust are also authorized to further divide the shares of the series of the Trust into classes. Currently, the Trust does not offer a multiple-class structure.

     Each share of a series of the Trust, such as Kemper Total Return Portfolio, represents an interest that is equal to and proportionate with each other share of that series. Shareholders of a series are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no differences between the rights of shareholders of each Horizon Portfolio and the rights of shareholders of Kemper Total Return Portfolio.

Federal Income Tax Consequences

     The Reorganizations in Proposals 2 through 4 are conditioned upon the receipt by each Horizon Portfolio and Kemper Total Return Portfolio of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions, and representations of the parties, for federal income tax purposes: (i) the transfer to Kemper Total Return Portfolio of all or substantially all of the assets of each Horizon Portfolio in exchange solely for shares of beneficial interest of Kemper Total Return Portfolio and the assumption by Kemper Total Return Portfolio of all of the liabilities of the applicable Horizon Portfolio, followed by the distribution of such shares to that Horizon Portfolio's shareholders in exchange for their shares of that Horizon Portfolio in complete liquidation of that Horizon Portfolio, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Kemper Total Return Portfolio and each Horizon Portfolio will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by any Horizon Portfolio upon the transfer of all or substantially all of its assets to Kemper Total Return Portfolio in exchange solely for shares of beneficial interest of Kemper Total Return Portfolio and the assumption by Kemper Total Return Portfolio of all of the liabilities of the applicable Horizon Portfolio or upon the distribution of such shares to shareholders of that Horizon Portfolio in exchange for their shares of that Horizon Portfolio;
(iii) the basis of the assets of each Horizon Portfolio in the hands of Kemper Total Return Portfolio will be the same as the basis of such assets of the applicable Horizon Portfolio immediately prior to the transfer; (iv) the holding period of the assets of each Horizon Portfolio in the hands of Kemper Total Return Portfolio will include the period during which such assets were held by the applicable Horizon Portfolio; (v) no gain or loss will be recognized by Kemper Total Return Portfolio upon the receipt of the assets of a Horizon Portfolio in exchange for shares of beneficial interest of Kemper Total Return Portfolio and the assumption by Kemper Total Return Portfolio of all of the liabilities of that Horizon Portfolio; (vi) no gain or loss will be recognized by the shareholders of a Horizon Portfolio upon the receipt of the shares of beneficial interest of Kemper Total Return Portfolio solely in exchange for their shares of that Horizon Portfolio as part of the transaction; (vii) the basis of the shares received by each shareholder of an applicable Horizon Portfolio will be the same as the basis of the shares of the applicable Horizon Portfolio exchanged therefor; and (viii) the holding period of the shares received by each shareholder of an applicable Horizon Portfolio will include the holding period during which the shares of the applicable Horizon Portfolio exchanged therefor were held, provided that at the time of the exchange the shares of that Horizon Portfolio were held as capital assets in the hands of such shareholder of that Horizon Portfolio.

     After the Closing, Kemper Total Return Portfolio may dispose of certain securities received by it from the Horizon Portfolios in connection with the Reorganizations, which may result in transaction costs and capital gains.

     While the Horizon Portfolios are not aware of any adverse state or local tax consequences of the proposed Reorganizations, they have not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

     Certain legal matters concerning the federal income tax consequences of the Reorganizations will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099. Certain legal matters concerning the issuance of shares of Kemper Total Return Portfolio will be passed on by Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109.

Capitalization

     The following table shows on an unaudited basis the capitalization of Kemper Total Return Portfolio, Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganizations/(1)/:

                                         Kemper          Kemper         Kemper          Kemper
                                      Total Return      Horizon 5     Horizon 10+     Horizon 20+     Pro Forma     Pro Forma
                                        Portfolio       Portfolio      Portfolio       Portfolio     Adjustments    (Combined)
                                        ---------       ---------      ---------       ---------     -----------    ----------
Net Assets.......................     $903,231,490     $37,433,033     $57,148,438    $30,285,801                  $1,028,098,762

Shares Outstanding...............      333,800,914      30,540,183      43,864,784     22,494,841    (50,823,324)     379,877,398

Net Asset Value Per Share........     $       2.71     $      1.23     $      1.30    $      1.35                  $         2.71

________________
(1) Assumes the Reorganizations had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Kemper Total Return Portfolio will be received by the shareholders of Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio or Kemper Horizon 20+ Portfolio on the date the Reorganizations take place, and the foregoing should not be relied upon to reflect the number of shares of Kemper Total Return Portfolio that actually will be received on or after such date.

       The Board of Trustees unanimously recommends that shareholders of each Horizon Portfolio vote FOR the Proposal that relates to the Reorganization of their Fund into Kemper Total Return Portfolio.


           PROPOSAL 5: RATIFICATION OR REJECTION OF THE SELECTION OF
                             INDEPENDENT AUDITORS

     The Board of Trustees, including all of the Independent Trustees, has selected Ernst & Young LLP to act as independent auditors of each Horizon Portfolio for such portfolio's current fiscal year and recommends that shareholders ratify such selection. One or more representatives of Ernst & Young LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

    The Board of Trustees unanimously recommends that shareholders of each
                  Horizon Portfolio vote FOR this Proposal 5.

                            ADDITIONAL INFORMATION

Information about the Funds

     Additional information about the Trust, the Funds and the Reorganizations has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103,
or by calling 1-800-[    ].

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports, proxy material, and other information about each of the Funds with the SEC. Such reports, proxy material, and other information filed by the Trust can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference

Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) that contains the prospectus and statement of additional information for the Funds, materials that are incorporated by reference into the prospectus and statement of additional information, and other information about the Trust and the Funds.

General

     Proxy Solicitation. Proxy solicitation costs will be paid by Scudder Kemper. In addition to solicitation by mail, certain officers and representatives of the Trust, officers and employees of Scudder Kemper, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, by telegram, or personally.

     As discussed above, shares of each Horizon Portfolio are offered only to Participating Insurance Companies to fund benefits under their VA contracts and VLI contracts (each a "Contract"). Accordingly, as of the close of business on January 26, 2001, shares of each Horizon Portfolio were held by separate accounts, or subaccounts thereof, of various Participating Insurance Companies. These shares are owned by the Participating Insurance Companies as depositors for their respective Contracts issued to individual contract holders or to a group (e.g., a defined benefit plan) in which individuals participate (collectively, "Participants"). Under the terms of the Contracts, Participants have the right to instruct the Participating Insurance Companies on how to vote the shares related to their interests through their Contracts (i.e., pass-through voting). A Participating Insurance Company must vote the shares of each Horizon Portfolio held in its name as directed. If a Participating Insurance Company does not receive voting instructions for all of the shares of each applicable Horizon Portfolio held under the Contracts, it may vote all of the shares in the relevant separate accounts with respect to each Proposal on which it is entitled to vote, for, against, or abstaining, in the same proportion as the shares of each applicable Horizon Portfolio for which it has received instructions (i.e., echo voting). The group Participants of some group Contracts may have the right to direct the vote, with respect to each Proposal on which they are entitled to vote, for all shares of each applicable Horizon Portfolio held under the Contract, for, against, or abstaining, in the same proportions as shares for which instructions have been given under the same Contract. This Proxy Statement/Prospectus is used to solicit instructions from Participants for voting shares of each Horizon Portfolio, as well as for soliciting proxies from the Participating Insurance Companies and the actual shareholders of each Horizon Portfolio. All persons entitled to direct the voting of shares, whether or not they are shareholders, will be described as voting for purposes of this Proxy Statement/Prospectus.

     Any shareholder of a Horizon Portfolio giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Funds, c/o Scudder Kemper Investments, Inc., at the address for the Funds shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the applicable Horizon Portfolio. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal. Only a shareholder may execute or revoke a proxy. A Participant who has given voting instructions may revoke them through the applicable Participating Insurance Company. A Participant may also revoke the accompanying voting instruction at any time prior to its use by filing with the Trust a written revocation or duly executed voting instruction bearing a later date. In addition, any Participant who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given. The persons named in the accompanying voting instruction will vote as directed, but in the absence of voting directions in any voting instruction that is signed and returned, they may vote the interest represented thereby FOR each Proposal and may vote in accordance with their best judgment with respect to other matters not now known to the Board that may be presented to the Meeting.

     The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of the Trust (for a trust-wide vote) or a Horizon Portfolio (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Trust's (for a trust-wide vote) or a Horizon Portfolio's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but that have not been voted. Broker non-votes are proxies received by a Horizon Portfolio from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

     The election of the Trustees under Proposal 1 requires the affirmative vote of a plurality of the shares of the Trust voting on such election. Each Horizon Portfolio will vote separately on the Proposal relating to its reorganization into Kemper Total Return Portfolio. Approval of Proposals 2 through 4 requires the affirmative vote of the holders of a majority of the applicable Horizon Portfolio's shares outstanding and entitled to vote thereon. Approval of Proposal 5, with respect to each Horizon Portfolio, requires the affirmative vote of a majority of the shares of that Horizon Portfolio voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 5, and will have the effect of a "no" vote on Proposals 2 through 4.

     Holders of record of shares of each Horizon Portfolio at the close of business on January 26, 2001 will be entitled to one vote per share on all
business of the Meeting.  As of [      ], 2000 there were [   ] shares of
Kemper Horizon 5 Portfolio outstanding; there were [    ] shares of Kemper
Horizon 10+ Portfolio outstanding; and there were [    ] shares of Kemper
Horizon 20+ Portfolio outstanding.

     [As of December 31, 2000, the officers and Trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of Kemper Total Return Portfolio. Appendix 2 hereto sets forth the beneficial owners of 5% or more of each Fund's shares, as well as the beneficial owners of more than 5% of the shares of each other series of the Trust. To the best of the Trust's knowledge, as of December 31, 2000, no person owned beneficially 5% or more of the outstanding shares of the applicable Fund or the shares of any other series of the Trust, except as stated on Appendix 2.]

      In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally. Shareholder Communications Corporation ("SCC") also has been engaged to assist in the solicitation of proxies, at an
estimated cost of $[        ].  As the Meeting date approaches, certain
shareholders of the Fund, if their votes have not yet been received, may receive a telephone call from a representative of SCC requesting that they submit the proxy card(s) originally sent with the Proxy Statement/Prospectus. Should shareholders require additional information regarding the proxy or replacement
proxy card(s), they may contact SCC toll-free at 1-800-[       ].  Any proxy
given by a shareholder is revocable until voted at the Meeting.

     Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Trust, c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

     Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Trust and/or the applicable Horizon Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) OR VOTING INSTRUCTION FORM(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,

/s/ Philip J. Collora
Philip J. Collora
Secretary

                      INDEX OF EXHIBITS AND APPENDIX[CES]

EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION................................

EXHIBIT B: MANAGEMENT'S DISCUSSION OF KEMPER TOTAL RETURN PORTFOLIO'S
           PERFORMANCE.........................................................

EXHIBIT C: FINANCIAL HIGHLIGHTS TABLE FOR KEMPER TOTAL RETURN PORTFOLIO........

[APPENDIX 1:  TRUSTEE AND NOMINEE SHAREHOLDINGS]...............................

APPENDIX [2]:  BENEFICIAL OWNERS OF FUND SHARES................................

                                                                       EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [   ], 2001, by and among Kemper Variable Series (the
"Trust"), a Massachusetts business trust, on behalf of each of Kemper Total Return Portfolio (the "Acquiring Fund") and Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio (each an "Acquired Fund" and collectively the "Acquired Funds" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). Each Fund is a separate series of the Trust. The principal place of business of the Trust is Two International Place, Boston, Massachusetts 02110-4103.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations (each, a "Reorganization" and collectively, the "Reorganizations") will consist of the transfer of all or substantially all of the assets of each Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Notwithstanding anything to the contrary in this Agreement, the rights and obligations of each Acquired Fund, and the Trust with respect to that Acquired Fund, are not contingent upon the satisfaction by any other Acquired Fund of its obligations under this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows :

1. TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF EACH ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Funds shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of each Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to such Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by such Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the applicable Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of that Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the applicable Acquired Fund.

     1.8. All books and records of each Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.    VALUATION

      2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in Section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to each Acquired Fund.

     2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

     2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of the applicable Acquired Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be May 1, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. Each Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for each Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by each Acquired Fund as of the Closing Date by each Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by each Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Investors Fiduciary Trust Company, as transfer agent for each Acquired Fund, on behalf of each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to each Acquired Fund or provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the shares of the Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of each Acquired Fund shall include all of such Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to such Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Trust, on behalf of each Acquired Fund, represents and warrants to the Acquiring Fund as follows:

             (a) The Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

             (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

             (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

             (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Trust is not, and the execution, delivery and performance of this Agreement by the Trust will not result (i) in violation of Massachusetts law or of the Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 1999, have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since December 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Investors Fiduciary Trust, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to each Acquired Fund as follows:

          (a) The Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust's Declaration of Trust. The Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Trust is not, and the execution, delivery and performance of this law or of the Trust's Declaration of Trust, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or
(iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 1999, have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since December 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. Each Acquired Fund and the Acquiring Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Acquired Fund and Acquiring Fund covenants and agrees to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to each Acquired Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to each Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. Each Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than March 14, 2001.

     5.4. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. Each Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, each Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. Each Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by an Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. Each Acquired Fund and the Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Acquiring Fund nor an Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, the Acquiring Fund and each Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in Section 8.5.

     5.14. At or immediately prior to the Closing, each Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

     The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than an Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to each Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. Each Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

            (a) The Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

            The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquired Funds and Acquiring Fund.

     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Trust, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against an Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to any Acquired Fund which such Acquired Fund reasonably believes might result in such litigation.

     7.2. Each Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. Each Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Trust, on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust with respect to each Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

            (a) The Trust has been duly formed and is an existing business trust; (b) each Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Trust, (ii) the Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

            The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of the Trust, on behalf of each of the Acquired Funds and the Acquiring Fund.

     7.5. Each Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by an Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND EACH ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to an Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to the Acquired Fund and the Acquiring Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless each Acquired Fund and each of such Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. Each Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. The Trust, on behalf of each of the Acquired Funds and the Acquiring Fund, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. Scudder Kemper will pay the expenses associated with the Reorganization. Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Acquiring Fund and each Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and the Acquired Funds in Sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either the Acquiring Fund or the applicable Acquired Fund by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [ ], 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of an Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of Acquired Fund Shareholders called by the applicable Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603,
Attention: Joseph R. Fleming, Esq., or to the Acquiring Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and each Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to the Trust mean and refer to the Board members of the Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Trust conducts its business. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trust or the Funds personally, but bind only the respective property of the Funds, as provided in the Trust's Declaration of Trust. Moreover, no series of the Trust other than the Funds shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in the Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                         KEMPER VARIABLE SERIES
                                on behalf of Kemper Horizon 5 Portfolio
_________________________
Secretary
                                ______________________________
                                By:___________________________
                                Its:____________________________


Attest:                         KEMPER VARIABLE SERIES
                                on behalf of Kemper Horizon 10+ Portfolio
_________________________
Secretary
                                ______________________________
                                By:___________________________
                                Its:____________________________


Attest:                         KEMPER VARIABLE SERIES
                                on behalf of Kemper Horizon 20+ Portfolio

_________________________
Secretary
                                ______________________________
                                By:___________________________
                                Its:____________________________


Attest:                         KEMPER VARIABLE SERIES
                                on behalf of Kemper Total Return Portfolio

_________________________
Secretary
                                ______________________________
                                By:___________________________
                                Its:___________________________


AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

____________________________________
By:_________________________________
Its:_________________________________

                                                                       EXHIBIT B

Management's Discussion of Kemper Total Return Portfolio's Performance

Management Summary And Performance Update
--------------------------------------------------------------------------------

                                                               December 31, 1999

Kemper Total Return Portfolio

The Kemper Total Return Portfolio stuck to its stock selection discipline in 1999, which helped us find good performers in nearly every stock sector despite the market's fairly narrow focus on a relatively small group of large-capitalization names.

Among the positive notes during the year were the performance of our technology and telecommunications holdings, supplemented by healthy returns from select broadcasting and biotech names as well.

We have also focused of late on attractively priced stocks in areas that we believe will benefit from strong consumer confidence, including the retail, leisure, entertainment, consumer services and media sectors. On the downside, consumer-staple holding and financial services stocks took a toll on the portfolio, although we're finding some opportunities among credit card issuers and companies in the insurance, brokerage and investment management businesses.

Our bond holdings generally served as a stabilizing factor during periodic dips in the market in 1999, although the struggling bond markets did prevent the portfolio from experiencing the full measure of the stock market's strength, especially in the fourth quarter. As a balanced portfolio, though, that is a trade-off we willingly accept, as our investors put a premium on steady, consistent performance.

We're looking forward to the upcoming months, despite the possibility of upcoming action by the Fed. Inflation continues to be well-controlled and corporate profits are on track. There's good potential for slow, steady economic growth, which bodes well for the equity market in general and growth stocks specifically.

Gary A. Langbaum
Lead Portfolio Manager
--------------------------------------------------------------------------------

Growth of an assumed $10,000 investment in Kemper Total Return Portfolio from 4/6/1982 to 12/31/1999
--------------------------------------------------------------------------------

The Russell 1000 Growth Index is an unmanaged index composed of common stock of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index composed of intermediate and long-term government and investment grade corporate debt securities.

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA: From 4/6/82 through 12/31/99

                            Kemper        Russell 1000       Lehman Brothers
                        Total Return        Growth         Government/Corporate
                          Portfolio          Index             Bond Index

0       1982.25            10000             10000                 1000

4       1982.5              9781              9428                 1000

0       1982.75            10730             10574                 1138

4       1983               12427             12826                 1232

2       1983.25            13525             14039                 1271

8       1983.5             15539             15843                 1291

7       1983.75            14976             15289                 1311

9       1984               14617             14875                 1330

6       1984.25            13472             13677                 1337

9       1984.5             13078             13517                 1314

8       1984.75            13945             14560                 1424

9       1985               13907             14733                 1530

7       1985.25            15133             16212                 1563

4       1985.5             16202             17254                 1692

3       1985.75            15635             16422                 1726

0       1986               17860             19572                 1857

3       1986.25            20358             22622                 2015

0       1986.5             21572             24476                 2042

0       1986.75            19866             21485                 2083

7       1987               20561             22576                 2146

6       1987.25            24128             28013                 2178

3       1987.5             24698             29085                 2137

0       1987.75            25517             31048                 2075

1       1988               20689             23772                 2196

8       1988.25            21602             24508                 2274

2       1988.5             22380             25826                 2297

2       1988.75            22412             25716                 2340

7       1989               23166             26450                 2362

8       1989.25            24318             28289                 2388

9       1989.5             26335             31138                 2580

2       1989.75            28627             35012                 2605

2       1990               28764             35953                 2699

3       1990.25            28512             34623                 2668

3       1990.5             30935             37991                 2764

8       1990.75            28148             32317                 2780

4       1991               30215             35860                 2922

2       1991.25            34725             42292                 3001

3       1991.5             34558             41886                 3046

2       1991.75            37598             44812                 3221

0       1992               41667             50617                 3393

0       1992.25            40285             48116                 3342

4       1992.5             39000             47591                 3477

4       1992.75            39300             49686                 3647

1       1993               42372             53151                 3650

2       1993.25            43369             52708                 3820

0       1993.5             44138             51888                 3935

5       1993.75            47241             52656                 4065

8       1994               47511             54693                 4053

3       1994.25            44963             52285                 3926

7       1994.5             42500             51756                 3877

1       1994.75            43815             55733                 3897

5       1995               42999             56151                 3911

4       1995.25            45871             61494                 4106

1       1995.5             49495             67544                 4373

8       1995.75            52022             73678                 4456

5       1996               54164             77035                 4664

3       1996.25            55338             81170                 4555

2       1996.5             57166             86333                 4576

7       1996.75            60082             89440                 4656

1       1997               63245             94838                 4799

6       1997.25            62681             95343                 4757

4       1997.5             71029            113375                 4930

3       1997.75            75077            121894                 5103

1       1998               75868            123744                 5267

2       1998.25            82562            142495                 5347

9       1998.5             83174            148948                 5486

5       1998.75            77426            135414                 5758

3       1999               87356            171635                 5766

3       1999.25            89771            182544                 5697

2       1999.5             94233            189572                 5635

5       1999.75            90587            182618                 5665

2        12/31/99          100294            228519                 5642


--------------------------------------------------------------------------------
Average Annual Total Returns 1
--------------------------------------------------------------------------------

                                             Life of
For the periods ended December 31, 1999       1-year        5-year        10-year      portfolio
------------------------------------------------------------------------------------------------
Kemper Total Return Portfolio                 14.81%        18.46%        13.31%        13.88%
(Since 4/6/1982)
-----------------------------------------------------------------------------------------------

     1    Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of all dividends. Average annual total return reflects annualized change while total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charges that may be incurred under a contract. Please see the prospectus for more details.

          Past performance is not a guarantee of future results. Returns and principal values will fluctuate so that accumulation units, when redeemed, may be worth more or less than original cost.

                                                                       EXHIBIT C

         Financial Highlights Table for Kemper Total Return Portfolio

This table is designed to help you understand Kemper Total Return Portfolio's financial performance for the periods reflected below. The figures in the first part of the table are for a single share. The total return figures show what a shareholder in Kemper Total Return Portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. The information for the 1995 through 1999 fiscal years has been audited by Ernst & Young LLP whose report, along with Kemper Total Return Portfolio's financial statements, is included in Kemper Total Return Portfolio's annual report.

Years Ended December 31,                                    2000(a)   1999      1998      1997      1996      1995
Net asset value, beginning of period                       $2.882     2.735     2.822     2.815     2.579     2.112
                                                          ----------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .593(b)   .084(b)   .086      .090      .084      .084
Net realized and unrealized gain (loss) on
 investment transactions                                    (.573)     .303      .317      .377      .322      .453
                                                          ----------------------------------------------------------
Total from investment operations                             .020      .387      .403      .467      .406      .537

Less distributions from:
Net investment income                                       (.090)    (.090)    (.090)    (.090)    (.090)    (.070)
Net realized gains on investment transactions               (.135)    (.150)    (.400)    (.370)    (.080)      ---
                                                          ----------------------------------------------------------
Total distributions                                         (.225)    (.240)    (.490)    (.460)    (.170)    (.070)

Net asset value, end of period                             $2.677     2.882     2.735     2.822     2.815     2.579
                                                          ----------------------------------------------------------
Total Return (%)                                              .61**   14.81     15.14     19.96     16.76     25.97

Ratios of Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                   913,347   952,485   865,423   786,996   697,102   659,894

Ratio of expenses before expense reductions (%)               .64*      .61       .60       .60       .59       .60

Ratio of expenses after expense reductions (%)                .64*      .61       .60       .60       .59       .60

Ratio of net investment income (loss) (%)                    2.75*     3.12      3.33      3.32      3.21      3.52

Portfolio turnover rate (%)                                    47*       80        81       122        90       118

(a)  For the six months ended June 30, 2000 (Unaudited).
(b)  Based on monthly average shares outstanding during the period.
*    Annualized
**   Not annualized

                                 [APPENDIX 1]

                      [Trustee and Nominee Shareholdings]

                                 APPENDIX [2]

                       Beneficial Owners of Fund Shares

                                    PART B

                            KEMPER VARIABLE SERIES
                 ---------------------------------------------
                      Statement of Additional Information
                                 [Date], 2000
                 ---------------------------------------------

Acquisition of the Assets of                   By and in Exchange for shares of
Kemper Horizon 5 Portfolio,                    Kemper Total Return Portfolio,
Kemper Horizon 10+ Portfolio and               a series of the Trust
Kemper Horizon 20+ Portfolio,                  222 South Riverside Plaza
each a series of                               Chicago, IL 60606
Kemper Variable Series (the "Trust")
222 South Riverside Plaza
Chicago, IL 60606

     This Statement of Additional Information is available to the shareholders of Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 20+ Portfolio (each, a "Horizon Portfolio" and collectively, the "Horizon Portfolios") in connection with a proposed transaction whereby Kemper Total Return Portfolio will acquire all or substantially all of the assets and all of the liabilities of each Horizon Portfolio in exchange for shares of beneficial interest of Kemper Total Return Portfolio (each, a "Reorganization" and collectively, the "Reorganizations").

     This Statement of Additional Information of the Trust contains material that may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Trust relating to the Reorganizations. This Statement of Additional Information consists of this cover page and the following documents:

1. The Horizon Portfolios' and Kemper Total Return Portfolio's (collectively referred to as the "Funds" and each referred to as a "Fund") prospectus dated May 1, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on May 5, 2000 (File No. 811-05002) and is incorporated by reference herein.

2. The Funds' statement of additional information dated May 1, 2000, which was previously filed with the Commission via EDGAR on May 5, 2000 (File No. 811-05002) and is incorporated by reference herein.

3. The Funds' annual report to shareholders for the fiscal year ended December 31, 1999, which was previously filed with the Commission via EDGAR on March 3, 2000 (File No. 811-05002) and is incorporated by reference herein.

4. The Funds' semiannual report to shareholders for the period ended June 30, 2000, which was previously filed with the Commission via EDGAR on August 22, 2000 (File No. 811-05002) and is incorporated by reference herein.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated [Date], 2000 relating to the Reorganizations may be obtained by writing the Horizon Portfolios at 222 South Riverside Drive,
Chicago, IL 60606 or by calling [            ] at 1-800-[        ].  This
Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                    ANNEX A

                            RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

     Commercial paper rated by Standard & Poor's Ratings Services has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

     The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

Standard & Poor's Ratings Services Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                          PART C.  OTHER INFORMATION

Item 15.  Indemnification.
--------  ----------------

          Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (1)(a)(1) and (2) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 16.  Exhibits.
--------  ---------

          (1)       (a)(1)  Amended and Restated Agreement and Declaration of
                            Trust, dated April 24, 1998. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on April 28, 1998.)

                    (a)(2) Amendment to the Declaration of Trust, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                    (a)(3) Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on September 1, 1999.)

                    (a)(4) Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated September 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on October 29, 1999.)

                    (a)(5) Redesignation of Series dated May 1, 2000 (Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on May 1, 2000.)

                    (a)(6) Text of Share Certificate. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

               (2)  (b)(1)  By-laws. (Incorporated by reference to Post-
                            Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

               (3)          Inapplicable.

               (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

               (5)          Inapplicable.

               (6)  (d)(1)  Investment Management Agreement between the
                            Registrant, on behalf of Kemper Money Market
                            Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(2) Investment Management Agreement between the Registrant, on behalf of Kemper High Yield Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(3) Investment Management Agreement between the Registrant, on behalf of Kemper Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(4) Investment Management Agreement between the Registrant, on behalf of Kemper Government Securities Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(5) Investment Management Agreement between the Registrant, on behalf of Kemper International Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(6) Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(7) Investment Management Agreement between the Registrant, on behalf of Kemper Investment Grade Bond Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(8) Investment Management Agreement between the Registrant, on behalf of Kemper Value+Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(9) Investment Management Agreement between the Registrant, on behalf of Kemper Horizon 20+ Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(10) Investment Management Agreement between the
                            Registrant, on behalf of Kemper Horizon 10+
                            Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(11) Investment Management Agreement between the
                            Registrant, on behalf of Kemper Horizon 5 Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(12) Investment Management Agreement between the Registrant, on behalf of Kemper Contrarian Value Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(13) Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Value Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(14) Investment Management Agreement between the Registrant, on behalf of Kemper Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(15) Investment Management Agreement between the Registrant, on behalf of Kemper Global Income Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(16) Investment Management Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio (formerly Kemper-Dreman High Return Equity Portfolio), and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(17) Investment Management Agreement between the Registrant, on behalf of KVS Dreman Financial Services Portfolio (formerly Kemper Dreman Financial Services Portfolio), and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(18) Investment Management Agreement between the Registrant, on behalf of Kemper Global Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(19) Investment Management Agreement between the Registrant, on behalf of Kemper International Growth and Income Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(20) Investment Management Agreement between the Registrant, on behalf of Kemper Total Return Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

                    (d)(21) Investment Management Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio, and Scudder Kemper Investments, Inc., dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                    (d)(22) Investment Management Agreement between the Registrant, on behalf of Kemper Technology Portfolio, and Scudder Kemper Investments, Inc., dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

                    (d)(23) Investment Management Agreement between the Registrant, on behalf of KVS Index 500 Portfolio, and Scudder Kemper Investments, Inc., dated September 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

                    (d)(24) Investment Management Agreement between the Registrant, on behalf of the KVS Focused Large Cap Growth Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                    (d)(25) Investment Management Agreement between the Registrant, on behalf of the KVS Growth and Income Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                    (d)(26) Investment Management Agreement between the Registrant, on behalf of the KVS Growth Opportunities Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

                    (d)(27) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Dreman Value Management, L.L.C., dated September 7, 1998, for KVS Dreman High Return Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

     (d)(28) Subadvisory Agreement between Scudder Kemper Investments, Inc., on behalf of Investors Fund Series, and Dreman Value Management, L.L.C., dated September 7, 1998, for KVS Dreman Financial Services Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

     (d)(29) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder Investments (U.K.) Limited, dated September 7, 1998, for Kemper Global Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

     (d)(30) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder Investments (U.K.) Limited, dated September 7, 1998, for Kemper International Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

     (d)(31) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Banker Trust Company, dated September 1, 1999, for Kemper Index 500 Portfolio. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

     (d)(32) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Eagle Asset Management, dated October 29, 1999, for KVS Focused Large Cap Growth Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

     (d)(33) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Janus Capital Corporation, dated October 29, 1999, for KVS Growth and Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

     (d)(34) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Janus Capital Corporation, dated October 29, 1999, for KVS Growth Opportunities Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

(7)  (e)(1)    Underwriting Agreement between Investors Fund Series and Kemper
               Distributors, Inc., dated August 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration
               Statement on Form N-1A filed on February 12, 1999.)

     (e)(2) Underwriting Agreement between Investors Fund Series and Kemper Distributors, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

(8)            Inapplicable.

(9)  (g)(1)    Custody Agreement between the Registrant, on behalf of Kemper
               Money Market Portfolio, Kemper Total Return Portfolio, Kemper
               High Yield Portfolio, Kemper Growth Portfolio, Kemper Government
               Securities Portfolio, Kemper International Portfolio, Kemper
               Small Cap Growth Portfolio, Kemper Investment Grade Bond
               Portfolio, Kemper Value+Growth Portfolio, Kemper Horizon 20+
               Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5
               Portfolio, Kemper Contrarian Portfolio, Kemper Small Cap Value
               Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income
               Portfolio, and Investors Fiduciary Trust Company, dated March 1,
               1995. (Incorporated by reference to Post-Effective Amendment No.
               14 to the Registration Statement on Form N-1A filed on April 27,
               1995.)

     (g)(2) Foreign Custodian Agreement between Chase Manhattan Bank and Kemper Investors Fund, dated January 2, 1990. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)


     (g)(3) Custody Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio and KVS Dreman Financial Services Portfolio, and State Street Bank and Trust Company, dated April 24, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

     (g)(4) Custody Agreement between the Registrant, on behalf of Kemper International Growth and Income Portfolio and Kemper Global Blue Chip Portfolio, and Brown Brothers Harriman & Co., dated May 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

     (g)(5) Addendum to the Custody Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio, and State Street Bank and Trust Company, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

(10)           Inapplicable.

(11)           Opinions and Consents of Dechert is filed herewith.

(12) Opinion and Consent of Willkie, Farr & Gallagher to be filed by post-effective amendment.

(13)  (h)(1)   Agency Agreement between Kemper Investors Fund and Investors
               Fiduciary Trust Company, dated March 24, 1987. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration
               Statement on Form N-1A filed on April 27, 1995.)

     (h)(2) Supplement to Agency Agreement. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

     (h)(3) Fund Accounting Services Agreements between the Registrant, on behalf of Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper International Portfolio, Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on March 26, 1998.)

     (h)(4) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio, KVS Dreman Financial Services Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

     (h)(5) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

     (h)(6) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Technology Growth Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

     (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Index 500 Portfolio (formerly, Kemper Index 500 Portfolio), and Scudder Fund Accounting Corporation, dated September 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

     (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Focused Large Cap Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

     (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

     (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Growth Opportunities Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

     (h)(11) Amended and Restated Establishment and Designation of Series, on behalf of Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

     (h)(12) Amended and Restated Establishment and Designation of Series, on behalf of KVS Index 500 Portfolio, dated July 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

     (h)(13) Amended and Restated Establishment and Designation of Series, on behalf of KVS Growth Opportunities Portfolio, KVS Growth and Income Portfolio and KVS Focused Large Cap Growth Portfolio, dated September 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on October 29, 1999. )


(14)           Consent of Independent Auditors is filed herewith.

(15)           Inapplicable.

(16)           Powers of Attorney are filed herewith.

(17)           Forms of Proxy are filed herewith.

Item 17.   Undertakings.
--------   -------------

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Kemper Variable Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 14th day of December, 2000.

                              KEMPER VARIABLE SERIES

                              By:  /s/Mark S. Casady
                                   -----------------
                              Title:  President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                              TITLE                                  DATE
             ---------                              -----                                  ----
/s/Mark S. Casady                                 President                         December 14, 2000
-----------------
Mark S. Casady

/s/James E. Akins*                                 Trustee                          December 14, 2000
-----------------
James E. Akins

/s/James R. Edgar*                                 Trustee                          December 14, 2000
-----------------
James R. Edgar

/s/Arthur R. Gottschalk*                           Trustee                          December 14, 2000
-----------------------
Arthur R. Gottschalk

/s/Frederick T. Kelsey*                            Trustee                          December 14, 2000
----------------------
Frederick T. Kelsey

/s/Thomas W. Littauer*                             Trustee                          December 14, 2000
---------------------
Thomas W. Littauer

/s/Fred B. Renwick*                                Trustee                          December 14, 2000
------------------
Fred B. Renwick

/s/John G. Weithers*                               Trustee                          December 14, 2000
-------------------
John G. Weithers

/s/John R. Hebble                     Treasurer (Principal Financial and            December 14, 2000
-----------------                             Accounting Officer)
John R. Hebble


*By: /s/ Caroline Pearson                         December 14, 2000
     ----------------------------------
     Caroline Pearson, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   EXHIBITS

                                      TO

                                   FORM N-14

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                            KEMPER VARIABLE SERIES

                            KEMPER VARIABLE SERIES

                                 EXHIBIT INDEX


Exhibit 11  Opinions and Consents of Dechert

Exhibit 14  Consent of Independent Auditors

Exhibit 16  Powers of Attorney

Exhibit 17  Forms of Proxy